Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Accounting Policies [Abstract]
Cash equivalents in a compensating balance for an uncommitted credit line	$ 10	€ 8